Cover	Apr. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 09, 2026
Entity File Number	001-41424
Entity Registrant Name	Thunder Power Holdings, Inc.
Entity Central Index Key	0001912582
Entity Tax Identification Number	87-4620515
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	221 W 9th St #848
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	909
Local Phone Number	214-2482
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001
Trading Symbol	AIEV
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false